Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment income
Interest income	$ 11,848	$ 11,425
Other income		5,599
Total income	11,848	17,024
Expenses
Incentive fee	648,939	577,643
Management fee	670,647	423,897
Brokerage commissions	541,338	475,941
Selling commission	428,612	269,901
Operating expenses	223,546	141,299
MF Global reserve (see Note 4)	194,753
Other	16,766	5,314
Total expenses	2,724,601	1,893,995
Net investment loss	(2,712,753)	(1,876,971)
Realized and unrealized gain (loss) on investments
Net realized gain on futures and forward contracts	5,588,766	7,170,567
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,490,529)	3,571,053
Net gain on investments	1,098,237	10,741,620
Net increase (decrease) in net assets from operations	(1,614,516)	8,864,649
SERIES A
Investment income
Interest income	6,191	6,400
Other income		5,599
Total income	6,191	11,999
Expenses
Incentive fee	243,449	367,406
Management fee	383,509	192,137
Brokerage commissions	255,210	160,212
Selling commission	272,237	133,361
Operating expenses	127,836	64,045
MF Global reserve (see Note 4)	93,232
Other	5,651	1,444
Total expenses	1,381,124	918,605
Net investment loss	(1,374,933)	(906,606)
Realized and unrealized gain (loss) on investments
Net realized gain on futures and forward contracts	2,767,330	3,373,625
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,413,790)	1,491,307
Net gain on investments	353,540	4,864,932
Net increase (decrease) in net assets from operations	(1,021,393)	3,958,326
SERIES B
Investment income
Interest income	5,657	5,025
Total income	5,657	5,025
Expenses
Incentive fee	405,490	210,237
Management fee	287,138	231,760
Brokerage commissions	286,128	315,729
Selling commission	156,375	136,540
Operating expenses	95,710	77,254
MF Global reserve (see Note 4)	101,521
Other	11,115	3,870
Total expenses	1,343,477	975,390
Net investment loss	(1,337,820)	(970,365)
Realized and unrealized gain (loss) on investments
Net realized gain on futures and forward contracts	2,821,436	3,796,942
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,076,739)	2,079,746
Net gain on investments	744,697	5,876,688
Net increase (decrease) in net assets from operations	$ (593,123)	$ 4,906,323
Series A-1
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (103.81)	$ 586.87
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (70.50)	$ 509.75
Series A-2
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (96.66)	$ 638.10
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (45.37)	$ 559.60
Series B-1
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (78.44)	$ 456.22
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (109.60)	$ 477.53
Series B-2
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (50.73)	$ 547.21
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (88.90)	$ 502.88